UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kacela Capital, LLC

Address:  7 Times Square, 25th Floor
          New York, New York 10036


13F File Number: 028-14244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven DiMartino
Title:  Chief Financial Officer
Phone:  212-634-6402


Signature, Place and Date of Signing:


/s/ Steven DiMartino         New York, New York           August 12, 2011
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 116

Form 13F Information Table Value Total: $142,788
                                       (thousands)


List of Other Included Managers:

No.              Form 13F         File Number

(1)              028-14245        Kacela Offshore Fund, Ltd.


                                                 FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7      COLUMN 8
                                                               VALUE    SHRS OR  SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION      MNGRS   SOLE  SHARED NONE
AMAZON COM INC                 COM                023135106     304       1,489  SH        SOLE                    1,489
AMAZON COM INC                 COM                023135106   1,638       8,009  SH        SHARED-DEFINED   (1)    8,009
AMERICAN EXPRESS CO            COM                025816109     389       7,532  SH        SOLE                    7,532
AMERICAN EXPRESS CO            COM                025816109   2,092      40,468  SH        SHARED-DEFINED   (1)   40,468
ANN INC                        COM                035623107     369      14,135  SH        SOLE                   14,135
ANN INC                        COM                035623107   1,983      75,965  SH        SHARED-DEFINED   (1)   75,965
APOLLO GROUP INC               CL A               037604105      85       1,937  SH        SOLE                    1,937
APOLLO GROUP INC               CL A               037604105     454      10,398  SH        SHARED-DEFINED   (1)   10,398
BELDEN INC                     COM                077454106     421      12,085  SH        SOLE                   64,915
BELDEN INC                     COM                077454106   2,263      64,915  SH        SHARED-DEFINED   (1)   12,085
BASIC ENERGY SVCS INC NEW      COM                06985P100     374      11,896  SH        SOLE                   63,904
BASIC ENERGY SVCS INC NEW      COM                06985P100   2,011      63,904  SH        SHARED-DEFINED   (1)   11,896
BIG LOTS INC                   COM                089302103     915      27,587  SH        SOLE                   27,587
BIG LOTS INC                   COM                089302103   4,912     148,182  SH        SHARED-DEFINED   (1)  148,182
BUFFALO WILD WINGS INC         COM                119848109     143       2,156  SH        SOLE                    2,156
BUFFALO WILD WINGS INC         COM                119848109     767      11,574  SH        SHARED-DEFINED   (1)   11,574
CAPITAL ONE FINL CORP          COM                14040H105     324       6,274  SH        SOLE                    6,274
CAPITAL ONE FINL CORP          COM                14040H105   1,743      33,726  SH        SHARED-DEFINED   (1)   33,726
CHICOS FAS INC                 COM                168615102     273      17,897  SH        SOLE                   17,897
CHICOS FAS INC                 COM                168615102   1,465      96,176  SH        SHARED-DEFINED   (1)   96,176
CITRIX SYS INC                 COM                177376100     382       4,780  SH        SOLE                    4,780
CITRIX SYS INC                 COM                177376100   2,054      25,670  SH        SHARED-DEFINED   (1)   25,670
CITRIX SYS INC                 COM                177376100     216       2,700      PUT   SOLE                    2,700
CITRIX SYS INC                 COM                177376100   1,224      15,300      PUT   SHARED-DEFINED   (1)   15,300
COACH INC                      COM                189754104     262       4,097  SH        SOLE                    4,097
COACH INC                      COM                189754104   1,406      21,998  SH        SHARED-DEFINED   (1)   21,998
COGNEX CORP                    COM                192422103     211       5,963  SH        SOLE                    5,963
COGNEX CORP                    COM                192422103   1,135      32,037  SH        SHARED-DEFINED   (1)   32,037
COSTCO WHSL CORP NEW           COM                22160K105     894      11,010  SH        SOLE                   11,010
COSTCO WHSL CORP NEW           COM                22160K105   4,805      59,146  SH        SHARED-DEFINED   (1)   59,146
COSTCO WHSL CORP NEW           COM                22160K105   1,145      14,100      PUT   SOLE                   14,100
COSTCO WHSL CORP NEW           COM                22160K105   6,174      76,000      PUT   SHARED-DEFINED   (1)   76,000
DARDEN RESTAURANTS INC         COM                237194105     625      12,555  SH        SOLE                   12,555
DARDEN RESTAURANTS INC         COM                237194105   3,356      67,445  SH        SHARED-DEFINED   (1)   67,445
DOLLAR TREE INC                COM                256746108     657       9,862  SH        SOLE                    9,862
DOLLAR TREE INC                COM                256746108   3,532      53,013  SH        SHARED-DEFINED   (1)   53,013
DSW INC                        CL A               23334L102     342       6,750  SH        SOLE                    6,750
DSW INC                        CL A               23334L102   1,835      36,250  SH        SHARED-DEFINED   (1)   36,250
FORTINET INC                   COM                34959E109     137       5,023  SH        SOLE                    5,023
FORTINET INC                   COM                34959E109     736      26,977  SH        SHARED-DEFINED   (1)   26,977
GENERAL MLS INC                COM                370334104     321       8,631  SH        SOLE                    8,631
GENERAL MLS INC                COM                370334104   1,726      46,369  SH        SHARED-DEFINED   (1)   46,369
G-III APPAREL GROUP LTD        COM                36237H101     406      11,770  SH        SOLE                   11,770
G-III APPAREL GROUP LTD        COM                36237H101   2,181      63,230  SH        SHARED-DEFINED   (1)   63,230
HANESBRANDS INC                COM                410345102     311      10,902  SH        SOLE                   10,902
HANESBRANDS INC                COM                410345102   1,673      58,598  SH        SHARED-DEFINED   (1)   58,598
HARLEY DAVIDSON INC            COM                412822108     752      18,363  SH        SOLE                   18,363
HARLEY DAVIDSON INC            COM                412822108   4,041      98,637  SH        SHARED-DEFINED   (1)   98,637
HIBBETT SPORTS INC             COM                428567101     196       4,816  SH        SOLE                    4,816
HIBBETT SPORTS INC             COM                428567101   1,054      25,884  SH        SHARED-DEFINED   (1)   25,884
HOME DEPOT INC                 COM                437076102   1,031      28,453  SH        SOLE                   28,453
HOME DEPOT INC                 COM                437076102   5,536     152,834  SH        SHARED-DEFINED   (1)  152,834
HOME DEPOT INC                 COM                437076102     558      15,400      PUT   SOLE                   15,400
HOME DEPOT INC                 COM                437076102   3,021      83,400      PUT   SHARED-DEFINED   (1)   83,400
INGERSOLL-RAND PLC             SHS                G47791101     321       7,062  SH        SOLE                    7,062
INGERSOLL-RAND PLC             SHS                G47791101   1,723      37,938  SH        SHARED-DEFINED   (1)   37,938
INTERNATIONAL GAME TECHNOLOG   COM                459902102     593      33,744  SH        SOLE                   33,744
INTERNATIONAL GAME TECHNOLOG   COM                459902102   3,186     181,256  SH        SHARED-DEFINED   (1)  181,256
ION GEOPHYSICAL CORP           COM                462044108      46       4,862  SH        SOLE                    4,862
ION GEOPHYSICAL CORP           COM                462044108     247      26,122  SH        SHARED-DEFINED   (1)   26,122
JOHNSON CTLS INC               COM                478366107     327       7,844  SH        SOLE                    7,844
JOHNSON CTLS INC               COM                478366107   1,756      42,156  SH        SHARED-DEFINED   (1)   42,156
KANSAS CITY SOUTHERN           COM NEW            485170302     615      10,358  SH        SOLE                   10,358
KANSAS CITY SOUTHERN           COM NEW            485170302   3,301      55,642  SH        SHARED-DEFINED   (1)   55,642
KEYNOTE SYS INC                COM                493308100      19         879  SH        SOLE                      879
KEYNOTE SYS INC                COM                493308100     102       4,723  SH        SHARED-DEFINED   (1)    4,723
MCDONALDS CORP                 COM                580135101     437       5,177  SH        SOLE                    5,177
MCDONALDS CORP                 COM                580135101   2,346      27,823  SH        SHARED-DEFINED   (1)   27,823
MCDONALDS CORP                 COM                580135101     430       5,100      PUT   SOLE                    5,100
MCDONALDS CORP                 COM                580135101   2,353      27,900      PUT   SHARED-DEFINED   (1)   27,900
MGM RESORTS INTERNATIONAL      COM                552953101     151      11,459  SH        SOLE                   11,459
MGM RESORTS INTERNATIONAL      COM                552953101     813      61,541  SH        SHARED-DEFINED   (1)   61,541
MGM RESORTS INTERNATIONAL      COM                552953101     133      10,100      PUT   SOLE                   10,100
MGM RESORTS INTERNATIONAL      COM                552953101     725      54,900      PUT   SHARED-DEFINED   (1)   54,900
MOHAWK INDS INC                COM                608190104     546       9,102  SH        SOLE                    9,102
MOHAWK INDS INC                COM                608190104   2,933      48,898  SH        SHARED-DEFINED   (1)   48,898
NORDSTROM INC                  COM                655664100     124       2,636  SH        SOLE                    2,636
NORDSTROM INC                  COM                655664100     664      14,152  SH        SHARED-DEFINED   (1)   14,152
NUANCE COMMUNICATIONS INC      COM                67020Y100     320      14,910  SH        SOLE                   14,910
NUANCE COMMUNICATIONS INC      COM                67020Y100   1,720      80,090  SH        SHARED-DEFINED   (1)   80,090
PATTERSON UTI ENERGY INC       COM                703481101     461      14,596  SH        SOLE                   14,596
PATTERSON UTI ENERGY INC       COM                703481101   2,478      78,404  SH        SHARED-DEFINED   (1)   78,404
PEPSICO INC                    COM                713448108     331       4,706  SH        SOLE                    4,706
PEPSICO INC                    COM                713448108   1,781      25,294  SH        SHARED-DEFINED   (1)   25,294
POOL CORPORATION               COM                73278L105     510      17,119  SH        SOLE                   17,119
POOL CORPORATION               COM                73278L105   2,742      91,999  SH        SHARED-DEFINED   (1)   91,999
PROSHARES TR                   PSHS ULSHRUS2000   74348A202     122       2,924  SH        SOLE                    2,924
PROSHARES TR                   PSHS ULSHRUS2000   74348A202     656      15,700  SH        SHARED-DEFINED   (1)   15,700
PROSHARES TR                   PSHS ULTSHRT QQQ   74347X237      89       1,767  SH        SOLE                    1,767
PROSHARES TR                   PSHS ULTSHRT QQQ   74347X237     478       9,488  SH        SHARED-DEFINED   (1)    9,488
QUALCOMM INC                   COM                747525103     312       5,492  SH        SOLE                    5,492
QUALCOMM INC                   COM                747525103   1,676      29,508  SH        SHARED-DEFINED   (1)   29,508
RYDER SYS INC                  COM                783549108     669      11,770  SH        SOLE                   11,770
RYDER SYS INC                  COM                783549108   3,595      63,230  SH        SHARED-DEFINED   (1)   63,230
SALESFORCE COM INC             COM                79466L302     398       2,671  SH        SOLE                    2,671
SALESFORCE COM INC             COM                79466L302   2,140      14,366  SH        SHARED-DEFINED   (1)   14,366
SALESFORCE COM INC             COM                79466L302     313       2,100      PUT   SOLE                    2,100
SALESFORCE COM INC             COM                79466L302   1,758      11,800      PUT   SHARED-DEFINED   (1)   11,800
SCHLUMBERGER LTD               COM                806857108     339       3,923  SH        SOLE                    3,923
SCHLUMBERGER LTD               COM                806857108   1,821      21,077  SH        SHARED-DEFINED   (1)   21,077
SILICON GRAPHICS INTL CORP     COM                82706L108     390      22,650  SH        SOLE                   22,650
SILICON GRAPHICS INTL CORP     COM                82706L108   2,093     121,668  SH        SHARED-DEFINED   (1)  121,668
SODASTREAM INTERNATIONAL LTD   USD SHS            M9068E105     220       3,611  SH        SOLE                    3,611
SODASTREAM INTERNATIONAL LTD   USD SHS            M9068E105   1,179      19,389  SH        SHARED-DEFINED   (1)   19,389
TIFFANY & CO NEW               COM                886547108     449       5,723  SH        SOLE                    5,723
TIFFANY & CO NEW               COM                886547108   2,417      30,777  SH        SHARED-DEFINED   (1)   30,777
TIFFANY & CO NEW               COM                886547108     440       5,600      PUT   SOLE                    5,600
TIFFANY & CO NEW               COM                886547108   2,426      30,900      PUT   SHARED-DEFINED   (1)   30,900
TJX COS INC NEW                COM                872540109     313       5,963  SH        SOLE                    5,963
TJX COS INC NEW                COM                872540109   1,683      32,037  SH        SHARED-DEFINED   (1)   32,037
TRACTOR SUPPLY CO              COM                892356106     136       2,040  SH        SOLE                    2,040
TRACTOR SUPPLY CO              COM                892356106     733      10,960  SH        SHARED-DEFINED   (1)   10,960
WHOLE FOODS MKT INC            COM                966837106     488       7,690  SH        SOLE                    7,690
WHOLE FOODS MKT INC            COM                966837106   2,621      41,310  SH        SHARED-DEFINED   (1)   41,310
WYNN RESORTS LTD               COM                983134107     273       1,899  SH        SOLE                    1,899
WYNN RESORTS LTD               COM                983134107   1,464      10,201  SH        SHARED-DEFINED   (1)   10,201






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